Summary of Activity in Product Warranty Accrual Included in Other Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended			0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 14, 2011 Predecessor [Member]
Schedule Of Product Warranty Liability [Line Items]
Product warranty accrual, beginning of period	$ 24,838	$ 26,005	$ 26,005	$ 18,653	$ 30,191	$ 30,759
Provision for (recovery of) warranty claims	2,269	960	8,769	13,453	4,468	(70)
Warranty claims paid	(4,169)	(1,640)	(9,936)	(6,101)	(8,232)	(498)
Revision of purchase price allocation					(7,774)
Product warranty accrual, end of period	$ 22,938	$ 25,325	$ 24,838	$ 26,005	$ 18,653	$ 30,191